Condensed Schedule of Investments Corporate Notes (USD $)	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Investments [Line Items]
% of Partners' Capital (Net Asset Value)			54.75%		55.95%
Corporate Notes [Member]
Schedule of Investments [Line Items]
Fair Value			$ 7,429,713		$ 16,049,322
% of Partners' Capital (Net Asset Value)	2.155%		22.14%		32.09%
Investment Owned, at Cost			7,454,986		16,084,857
Corporate Notes [Member] | U.S. Corporate Notes [Member]
Schedule of Investments [Line Items]
Fair Value	4,333,363		5,677,092		11,826,537
% of Partners' Capital (Net Asset Value)	1.715%		16.92%		23.65%
Investment Owned, at Cost	4,333,994		5,698,950		11,858,249
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Aerospace | 0.59% Rockwell Due 2016-12-15
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			200,384
% of Partners' Capital (Net Asset Value)			0.60%
% Yield			0.59%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Aerospace | 0.58% United Technologies Due 2013-12-02
Schedule of Investments [Line Items]
Face Value					600,000
Fair Value					601,931
% of Partners' Capital (Net Asset Value)					1.21%
% Yield					0.58%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Aerospace | 0.58% Rockwell Collins, Inc. Due 2016-12-15 [Member]
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	200,651
% of Partners' Capital (Net Asset Value)	0.79%
% Yield	0.58%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Automotive | 1.30% Daimler Finance North America LLC Due 2015-07-31
Schedule of Investments [Line Items]
Face Value			200,000		450,000
Fair Value			202,597		455,047
% of Partners' Capital (Net Asset Value)			0.60%		0.92%
% Yield			1.30%	[1]	1.30%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Automotive | 1.00% American Honda Finance Corporation Due 2015-08-11 [Member]
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	201,156
% of Partners' Capital (Net Asset Value)	0.80%
% Yield	1.00%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Banks [Member] | 4.50% Bank of America Due 2015-04-01
Schedule of Investments [Line Items]
Face Value			150,000
Fair Value			158,571
% of Partners' Capital (Net Asset Value)			0.47%
% Yield			4.50%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Banks [Member] | 4.50% Bank of America Due 2015-04-01
Schedule of Investments [Line Items]
Face Value	150,000		150,000
Fair Value	156,276		151,255
% of Partners' Capital (Net Asset Value)	0.62%		0.45%
% Yield	4.50%	[1]	1.07%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Banks [Member] | 1.30% Citigroup Inc. Due 2016-04-01 [Member]
Schedule of Investments [Line Items]
Face Value	350,000		250,000
Fair Value	353,630		251,643
% of Partners' Capital (Net Asset Value)	1.40%		0.75%
% Yield	1.30%	[1]	1.30%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Banks [Member] | 1.18% Citigroup Inc. Due 2014-04-01 [Member]
Schedule of Investments [Line Items]
Face Value			9,000
Fair Value			9,027
% of Partners' Capital (Net Asset Value)			0.03%
% Yield			1.18%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Banks [Member] | 0.64% Goldman Sachs Due 2015-07-22
Schedule of Investments [Line Items]
Face Value			150,000
Fair Value			149,717
% of Partners' Capital (Net Asset Value)			0.45%
% Yield			0.64%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Banks [Member] | 0.85% JPMorgan Chase & Co. Due 2016-02-26
Schedule of Investments [Line Items]
Face Value	200,000		200,000
Fair Value	201,411		200,869
% of Partners' Capital (Net Asset Value)	0.80%		0.60%
% Yield	0.85%	[1]	0.86%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Banks [Member] | 0.71% Morgan Stanley Due 2015-10-15
Schedule of Investments [Line Items]
Face Value	200,000		200,000
Fair Value	200,649		200,186
% of Partners' Capital (Net Asset Value)	0.79%		0.60%
% Yield	0.71%	[1]	0.72%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Banks [Member] | 0.94% SSIF Nevada, Limited Partnership Due 2014-04-14
Schedule of Investments [Line Items]
Face Value			225,000
Fair Value			225,747
% of Partners' Capital (Net Asset Value)			0.67%
% Yield			0.94%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Banks [Member] | 1.05% Bank of America Due 2016-03-22
Schedule of Investments [Line Items]
Face Value	150,000				200,000
Fair Value	151,089				202,286
% of Partners' Capital (Net Asset Value)	0.60%				0.40%
% Yield	1.05%	[1]			1.73%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Banks [Member] | 1.29% Citigroup Inc. Due 2014-04-01
Schedule of Investments [Line Items]
Face Value					9,000
Fair Value					9,040
% of Partners' Capital (Net Asset Value)					0.02%
% Yield					1.29%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Banks [Member] | 0.64% Goldman Sachs Due 2015-07-22
Schedule of Investments [Line Items]
Face Value					150,000
Fair Value					150,736
% of Partners' Capital (Net Asset Value)					0.30%
% Yield					1.31%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Banks [Member] | 0.86% JPMorgan Chase & Co. Due 2016-02-26
Schedule of Investments [Line Items]
Face Value					450,000
Fair Value					453,285
% of Partners' Capital (Net Asset Value)					0.92%
% Yield					1.06%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Banks [Member] | 0.72% Morgan Stanley Due 2015-10-15
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					198,893
% of Partners' Capital (Net Asset Value)					0.40%
% Yield					0.65%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Banks [Member] | 1.13% U.S. Bancorp Due 2013-10-30
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					201,676
% of Partners' Capital (Net Asset Value)					0.40%
% Yield					1.13%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Banks [Member] | 2.25% UBS AG (USA) Due 2013-08-12
Schedule of Investments [Line Items]
Face Value					250,000
Fair Value					254,563
% of Partners' Capital (Net Asset Value)					0.51%
% Yield					2.25%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Banks [Member] | 3.80% Morgan Stanley Due 2016-04-29 [Member]
Schedule of Investments [Line Items]
Face Value	100,000
Fair Value	105,919
% of Partners' Capital (Net Asset Value)	0.42%
% Yield	3.80%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Beverage | 0.80% Anheuser-Busch InBev Worldwide Inc. Due 2015-07-15
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			201,658
% of Partners' Capital (Net Asset Value)			0.60%
% Yield			0.80%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Beverage | 0.8% Anheuser-Busch InBev Worldwide Inc. Due 2015-07-15
Schedule of Investments [Line Items]
Face Value					450,000
Fair Value					452,402
% of Partners' Capital (Net Asset Value)					0.91%
% Yield					0.71%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Beverage | 5.00% Coca-Cola Enterprises Inc Due 2013-08-15
Schedule of Investments [Line Items]
Face Value					300,000
Fair Value					314,237
% of Partners' Capital (Net Asset Value)					0.63%
% Yield					5.00%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Computers | 1.78% Hewlett-Packard Company Due 2014-09-19
Schedule of Investments [Line Items]
Face Value			225,000
Fair Value			224,841
% of Partners' Capital (Net Asset Value)			0.67%
% Yield			0.64%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Computers | 0.64% Hewlett-Packard Company Due 2014-05-30
Schedule of Investments [Line Items]
Face Value			100,000
Fair Value			100,896
% of Partners' Capital (Net Asset Value)			0.30%
% Yield			1.79%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Computers | 1.79% Hewlett-Packard Company Due 2014-09-19
Schedule of Investments [Line Items]
Face Value					225,000
Fair Value					220,657
% of Partners' Capital (Net Asset Value)					0.44%
% Yield					0.71%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Computers | 1.86% Hewlett-Packard Company Due 2014-09-19
Schedule of Investments [Line Items]
Face Value					100,000
Fair Value					99,150
% of Partners' Capital (Net Asset Value)					0.20%
% Yield					1.86%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Diversified Financial Services | 1.00% American Honda Finance Corporation Due 2015-08-11
Schedule of Investments [Line Items]
Face Value			200,000		200,000
Fair Value			201,610		201,736
% of Partners' Capital (Net Asset Value)			0.60%		0.40%
% Yield			1.00%	[1]	1.00%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Diversified Financial Services | 5.65% General Electric Capital Corporation Due 2014-06-09
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			205,219
% of Partners' Capital (Net Asset Value)			0.61%
% Yield			5.65%	[2]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Diversified Financial Services | 1% American Honda Finance Corporation Due 2015-11-08
Schedule of Investments [Line Items]
Face Value					250,000
Fair Value					251,332
% of Partners' Capital (Net Asset Value)					0.50%
% Yield					0.76%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Diversified Financial Services | 0.61% BlackRock, Inc. Due 2013-05-24
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					200,343
% of Partners' Capital (Net Asset Value)					0.40%
% Yield					0.61%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Diversified Financial Services | 0.65% Caterpillar Financial Services Corp. Due 2014-04-01
Schedule of Investments [Line Items]
Face Value					45,000
Fair Value					45,246
% of Partners' Capital (Net Asset Value)					0.09%
% Yield					0.65%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Diversified Financial Services | 0.66% Caterpillar Financial Services Corp. Due 2015-02-09
Schedule of Investments [Line Items]
Face Value					250,000
Fair Value					251,331
% of Partners' Capital (Net Asset Value)					0.50%
% Yield					0.66%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Diversified Financial Services | 0.98% General Electric Capital Corporation Due 2014-04-07
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					201,538
% of Partners' Capital (Net Asset Value)					0.40%
% Yield					0.98%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Diversified Financial Services | 0.67% PACCAR Financial Corp. Due 2013-04-05
Schedule of Investments [Line Items]
Face Value					300,000
Fair Value					300,496
% of Partners' Capital (Net Asset Value)					0.60%
% Yield					0.67%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Diversified Financial Services | 0.94% SSIF Nevada, Limited Partnership Due 2014-04-14
Schedule of Investments [Line Items]
Face Value					225,000
Fair Value					226,767
% of Partners' Capital (Net Asset Value)					0.45%
% Yield					1.04%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Diversified Financial Services | 0.80% Toyota Motor Credit Corporation Due 2013-10-11
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					201,047
% of Partners' Capital (Net Asset Value)					0.40%
% Yield					0.80%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Diversified Financial Services | 1.00% Toyota Motor Credit Corporation Due 2015-02-17
Schedule of Investments [Line Items]
Face Value					275,000
Fair Value					277,882
% of Partners' Capital (Net Asset Value)					0.56%
% Yield					1.00%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Energy | 5.8% Arizona Public Service Company Due 2014-06-30
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			204,916
% of Partners' Capital (Net Asset Value)			0.61%
% Yield			5.80%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Energy | 0.85% Public Service Electric And Gas Company Due 2014-08-15
Schedule of Investments [Line Items]
Face Value			150,000
Fair Value			150,911
% of Partners' Capital (Net Asset Value)			0.45%
% Yield			0.85%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Energy | 1.45% Occidental Petroleum Corporation Due 2013-12-13
Schedule of Investments [Line Items]
Face Value					225,000
Fair Value					227,521
% of Partners' Capital (Net Asset Value)					0.46%
% Yield					1.45%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Energy | 2.50% PSEG Power LLC 2013-04-15
Schedule of Investments [Line Items]
Face Value					100,000
Fair Value					101,105
% of Partners' Capital (Net Asset Value)					0.20%
% Yield					2.50%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Energy | 3.25% ONEOK Partners, L.P. Due 2016-02-01 [Member]
Schedule of Investments [Line Items]
Face Value	150,000
Fair Value	155,116
% of Partners' Capital (Net Asset Value)	0.61%
% Yield	3.25%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Energy | 5.88% Pioneer Natural Resources Company Due 2014-07-15 [Member]
Schedule of Investments [Line Items]
Face Value	250,000
Fair Value	273,101
% of Partners' Capital (Net Asset Value)	1.08%
% Yield	5.88%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Food | 0.80% Kroger Co. Due 2016-10-17
Schedule of Investments [Line Items]
Face Value			300,000
Fair Value			299,985
% of Partners' Capital (Net Asset Value)			0.89%
% Yield			0.80%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Food | 0.76% The Kroger Co. Due 2016-10-17 [Member]
Schedule of Investments [Line Items]
Face Value	100,000
Fair Value	100,221
% of Partners' Capital (Net Asset Value)	0.40%
% Yield	0.76%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Insurance | 3.8% American International Group, Inc. Due 2017-03-22
Schedule of Investments [Line Items]
Face Value			450,000
Fair Value			466,469
% of Partners' Capital (Net Asset Value)			1.39%
% Yield			3.00%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Insurance | 0.58% Jackson National Life Global Funding Due 2015-09-30
Schedule of Investments [Line Items]
Face Value	200,000		200,000
Fair Value	200,540		200,593
% of Partners' Capital (Net Asset Value)	0.79%		0.60%
% Yield	0.58%	[1]	0.60%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Insurance | 1.14% MetLife Institutional Funding II Due 2014-04-04
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			200,998
% of Partners' Capital (Net Asset Value)			0.60%
% Yield			1.14%	[2]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Insurance | 0.68% Berkshire Hathaway Finance Corp. Due 2014-01-10
Schedule of Investments [Line Items]
Face Value					100,000
Fair Value					100,486
% of Partners' Capital (Net Asset Value)					0.20%
% Yield					0.68%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Insurance | 0.74% Berkshire Hathaway Inc. Due 2013-02-11
Schedule of Investments [Line Items]
Face Value					300,000
Fair Value					300,524
% of Partners' Capital (Net Asset Value)					0.60%
% Yield					0.74%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Insurance | 0.6% Jackson National Life Global Funding Due 2015-09-30
Schedule of Investments [Line Items]
Face Value					100,000
Fair Value					102,513
% of Partners' Capital (Net Asset Value)					0.21%
% Yield					5.38%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Insurance | 1.25% MetLife Institutional Funding II Due 2014-04-04
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					202,319
% of Partners' Capital (Net Asset Value)					0.40%
% Yield					1.25%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Insurance | 5.50% Monumental Global Funding III Due 2013-04-22
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					204,968
% of Partners' Capital (Net Asset Value)					0.41%
% Yield					5.50%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Insurance | 5.15% Pacific Life Global Funding Due 2013-04-15
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					204,832
% of Partners' Capital (Net Asset Value)					0.41%
% Yield					5.15%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Insurance | 0.51% Pricoa Global Funding I Due 2013-09-27
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					200,122
% of Partners' Capital (Net Asset Value)					0.40%
% Yield					0.51%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Manufacturing | 0.85% General Electric Due 2015-10-09
Schedule of Investments [Line Items]
Face Value			275,000		275,000
Fair Value			276,938		276,499
% of Partners' Capital (Net Asset Value)			0.83%		0.55%
% Yield			0.85%	[1]	0.85%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Manufacturing | 0.56% Danaher Corporation Due 2013-06-21
Schedule of Investments [Line Items]
Face Value					435,000
Fair Value					435,488
% of Partners' Capital (Net Asset Value)					0.87%
% Yield					0.56%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Manufacturing | 0.46% Caterpillar Financial Services Corporation Due 2017-03-03 [Member]
Schedule of Investments [Line Items]
Face Value	345,000
Fair Value	344,952
% of Partners' Capital (Net Asset Value)	1.37%
% Yield	0.46%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Manufacturing | 0.85% General Electric Company Due 2015-10-09 [Member]
Schedule of Investments [Line Items]
Face Value	275,000
Fair Value	276,846
% of Partners' Capital (Net Asset Value)	1.10%
% Yield	0.85%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Media | 3.65% NBCUniversal Media, LLC Due 2015-04-30
Schedule of Investments [Line Items]
Face Value	100,000		100,000		100,000
Fair Value	103,440		104,730		107,018
% of Partners' Capital (Net Asset Value)	0.41%		0.31%		0.21%
% Yield	3.65%	[1]	3.65%	[2]	3.65%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Media | 0.78% NBCUniversal Media, LLC Due 2016-04-15
Schedule of Investments [Line Items]
Face Value			100,000
Fair Value			100,221
% of Partners' Capital (Net Asset Value)			0.30%
% Yield			0.78%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Media | 6.20% Time Warner Cable Inc. Due 2013-07-01
Schedule of Investments [Line Items]
Face Value					100,000
Fair Value					105,845
% of Partners' Capital (Net Asset Value)					0.21%
% Yield					6.20%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Media | 0.88% Walt Disney Company Due 2014-12-01
Schedule of Investments [Line Items]
Face Value					150,000
Fair Value					151,357
% of Partners' Capital (Net Asset Value)					0.30%
% Yield					0.88%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Media | 0.45% Walt Disney Company Due 2015-12-01
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					199,095
% of Partners' Capital (Net Asset Value)					0.40%
% Yield					0.45%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Media | 0.77% NBCUniversal Media, LLC Due 2016-04-15 [Member]
Schedule of Investments [Line Items]
Face Value	100,000
Fair Value	100,237
% of Partners' Capital (Net Asset Value)	0.40%
% Yield	0.77%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Pharmaceutical | 1.00% AbbVie Inc. Due 2015-11-06
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			201,863
% of Partners' Capital (Net Asset Value)			0.60%
% Yield			1.00%	[2]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Pharmaceutical | 2.10% Express Scripts Holding Company Due 2015-02-12
Schedule of Investments [Line Items]
Face Value			150,000		150,000
Fair Value			153,447		154,013
% of Partners' Capital (Net Asset Value)			0.46%		0.31%
% Yield			2.10%	[2]	2.10%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Pharmaceutical | 4.13% Novartis Capital Corporation Due 2014-02-10
Schedule of Investments [Line Items]
Face Value			225,000		225,000
Fair Value			229,596		237,644
% of Partners' Capital (Net Asset Value)			0.68%		0.48%
% Yield			4.13%	[2]	4.13%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Pharmaceutical | 1.07% AbbVie Inc. Due 2015-11-06
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					202,646
% of Partners' Capital (Net Asset Value)					0.41%
% Yield					1.07%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Pharmaceutical | 5.25% McKesson Corporation Due 2013-03-01
Schedule of Investments [Line Items]
Face Value					100,000
Fair Value					102,495
% of Partners' Capital (Net Asset Value)					0.20%
% Yield					5.25%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Telecommunications | 0.88% AT&T Inc. Due 2015-02-13
Schedule of Investments [Line Items]
Face Value			225,000		225,000
Fair Value			227,377		226,810
% of Partners' Capital (Net Asset Value)			0.68%		0.45%
% Yield			0.88%	[2]	0.88%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Telecommunications | 1.76% Verizon Communications Inc. Due 2016-09-15
Schedule of Investments [Line Items]
Face Value	175,000		175,000
Fair Value	179,775		174,828
% of Partners' Capital (Net Asset Value)	0.71%		0.52%
% Yield	1.76%	[1]	0.44%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Telecommunications | 0.56% Cisco Systems, Inc. Due 2014-03-14
Schedule of Investments [Line Items]
Face Value					110,000
Fair Value					110,330
% of Partners' Capital (Net Asset Value)					0.22%
% Yield					0.56%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Telecommunications | 0.44% Verizon Communications Inc. Due 2015-03-06
Schedule of Investments [Line Items]
Face Value					270,000
Fair Value					271,626
% of Partners' Capital (Net Asset Value)					0.54%
% Yield					0.92%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Agriculture | 7.13% Archer-Daniels-Midland Company Due 2013-03-01
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					206,845
% of Partners' Capital (Net Asset Value)					0.41%
% Yield					7.13%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Apparel | 1.06% V.F. Corporation Due 2013-08-23
Schedule of Investments [Line Items]
Face Value					75,000
Fair Value					75,452
% of Partners' Capital (Net Asset Value)					0.15%
% Yield					1.06%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Biotechnology | 2.40% Gilead Sciences, Inc. Due 2014-12-01
Schedule of Investments [Line Items]
Face Value					175,000
Fair Value					180,827
% of Partners' Capital (Net Asset Value)					0.36%
% Yield					2.40%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Healthcare | 5.00% Roche Holdings, Inc. Due 2014-03-01
Schedule of Investments [Line Items]
Face Value					230,000
Fair Value					245,448
% of Partners' Capital (Net Asset Value)					0.49%
% Yield					5.00%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Healthcare | 1.55% Ventas Realty, LP Due 2016-09-26 [Member]
Schedule of Investments [Line Items]
Face Value	230,000
Fair Value	231,220
% of Partners' Capital (Net Asset Value)	0.92%
% Yield	1.55%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Household Products | 0.70% Procter & Gamble Due 2014-08-15
Schedule of Investments [Line Items]
Face Value					250,000
Fair Value					252,266
% of Partners' Capital (Net Asset Value)					0.50%
% Yield					0.70%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Retail | 0.49% Target Due 2014-07-18
Schedule of Investments [Line Items]
Face Value					225,000
Fair Value					225,895
% of Partners' Capital (Net Asset Value)					0.45%
% Yield					0.49%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Retail | 4.88% Walgreen Co. Due 2013-08-01
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					208,996
% of Partners' Capital (Net Asset Value)					0.42%
% Yield					4.88%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Retail | 1.63% Wal-Mart Stores, Inc. Due 2014-04-15
Schedule of Investments [Line Items]
Face Value					225,000
Fair Value					229,494
% of Partners' Capital (Net Asset Value)					0.46%
% Yield					1.63%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Transportation | 4.50% United Parcel Service, Inc. Due 2013-01-15
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					204,437
% of Partners' Capital (Net Asset Value)					0.41%
% Yield					4.50%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Beverages [Member] | 1.13% Anheuser Busch Inbev Fin, Inc. Due 2017-01-27 [Member]
Schedule of Investments [Line Items]
Face Value	425,000
Fair Value	427,066
% of Partners' Capital (Net Asset Value)	1.68%
% Yield	1.13%	[1]
Corporate Notes [Member] | U.S. Corporate Notes [Member] | Electronics [Member] | 1.30% Thermo Fisher Scientific Inc. Due 2017-02-01 [Member]
Schedule of Investments [Line Items]
Face Value	220,000
Fair Value	219,821
% of Partners' Capital (Net Asset Value)	0.87%
% Yield	1.30%	[1]
Corporate Notes [Member] | Foreign Corporate Notes
Schedule of Investments [Line Items]
Fair Value	1,111,543		1,752,621		4,222,785
% of Partners' Capital (Net Asset Value)	4.40%		5.22%		8.44%
Investment Owned, at Cost	1,115,180		1,756,036		4,226,608
Corporate Notes [Member] | Foreign Corporate Notes | Automotive | 0.97% Volkswagen International Finance N.V. Due 2014-04-01
Schedule of Investments [Line Items]
Face Value					300,000
Fair Value					301,733
% of Partners' Capital (Net Asset Value)					0.60%
% Yield					0.97%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Banks [Member] | 1.29% Danske Bank A/S Due 2014-04-14
Schedule of Investments [Line Items]
Face Value			225,000
Fair Value			225,905
% of Partners' Capital (Net Asset Value)			0.67%
% Yield			1.29%	[2]
Corporate Notes [Member] | Foreign Corporate Notes | Banks [Member] | 1.87% ING Bank N.V. Due 2015-09-25
Schedule of Investments [Line Items]
Face Value	200,000		150,000
Fair Value	202,502		153,037
% of Partners' Capital (Net Asset Value)	0.80%		0.46%
% Yield	1.87%	[1]	2.00%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Banks [Member] | 2.00% ING Bank N.V. Due 2015-09-25
Schedule of Investments [Line Items]
Face Value	150,000		200,000
Fair Value	151,637		204,004
% of Partners' Capital (Net Asset Value)	0.61%		0.61%
% Yield	2.00%	[1]	1.89%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Banks [Member] | 0.71% Rabobank Nederland Due 2016-03-18
Schedule of Investments [Line Items]
Face Value			350,000
Fair Value			351,351
% of Partners' Capital (Net Asset Value)			1.04%
% Yield			0.72%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Banks [Member] | 1.45% Canadian Natural Resources Ltd Due 2014-11-14
Schedule of Investments [Line Items]
Face Value					400,000
Fair Value					406,470
% of Partners' Capital (Net Asset Value)					0.81%
% Yield					1.45%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Banks [Member] | 2.13% Bank of Montreal Due 2013-06-28
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					201,732
% of Partners' Capital (Net Asset Value)					0.40%
% Yield					2.13%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Banks [Member] | 1.39% Danske Bank A/S Due 2014-04-14
Schedule of Investments [Line Items]
Face Value					225,000
Fair Value					222,058
% of Partners' Capital (Net Asset Value)					0.44%
% Yield					1.39%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Banks [Member] | 0.72% HSBC Bank PLC Due 2013-01-18
Schedule of Investments [Line Items]
Face Value					250,000
Fair Value					250,423
% of Partners' Capital (Net Asset Value)					0.50%
% Yield					0.72%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Banks [Member] | 1.36% ING Bank N.V. Due 2013-03-15
Schedule of Investments [Line Items]
Face Value					450,000
Fair Value					450,931
% of Partners' Capital (Net Asset Value)					0.91%
% Yield					1.36%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Banks [Member] | 0.22% KfW Bankengruppe Due 2013-06-17
Schedule of Investments [Line Items]
Face Value					250,000
Fair Value					250,032
% of Partners' Capital (Net Asset Value)					0.50%
% Yield					0.22%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Banks [Member] | 1.07% National Australia Bank Ltd Due 2014-04-11
Schedule of Investments [Line Items]
Face Value					225,000
Fair Value					226,942
% of Partners' Capital (Net Asset Value)					0.45%
% Yield					1.07%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Banks [Member] | 0.72% Rabobank Nederland Due 2016-03-18
Schedule of Investments [Line Items]
Face Value					300,000
Fair Value					300,204
% of Partners' Capital (Net Asset Value)					0.60%
% Yield					0.46%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Banks [Member] | 0.49% Toronto-Dominion Bank Due 2013-07-26
Schedule of Investments [Line Items]
Face Value					270,000
Fair Value					270,466
% of Partners' Capital (Net Asset Value)					0.54%
% Yield					0.49%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Banks [Member] | 1.88% Shell International Finance B.V. Due 2013-03-25
Schedule of Investments [Line Items]
Face Value					225,000
Fair Value					226,929
% of Partners' Capital (Net Asset Value)					0.45%
% Yield					1.88%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Energy | 3.13% BP Capital Markets P.L.C. Due 2015-10-01
Schedule of Investments [Line Items]
Face Value			300,000
Fair Value			315,637
% of Partners' Capital (Net Asset Value)			0.94%
% Yield			3.13%	[2]
Corporate Notes [Member] | Foreign Corporate Notes | Energy | 1.45% Canadian Natural Resources Ltd Due 2014-11-14
Schedule of Investments [Line Items]
Face Value			300,000
Fair Value			302,572
% of Partners' Capital (Net Asset Value)			0.90%
% Yield			1.45%	[2]
Corporate Notes [Member] | Foreign Corporate Notes | Energy | 1.13% CNOOC Finance (2013) Limited Due 2016-05-09
Schedule of Investments [Line Items]
Face Value	200,000		200,000
Fair Value	200,618		200,115
% of Partners' Capital (Net Asset Value)	0.79%		0.60%
% Yield	1.13%	[1]	1.13%	[2]
Corporate Notes [Member] | Foreign Corporate Notes | Energy | 0.68% Enbridge Inc. Due 2017-06-02 [Member]
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	200,490
% of Partners' Capital (Net Asset Value)	0.79%
% Yield	0.68%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Pharmaceutical | 0.51% Sanofi Due 2013-03-28
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					200,154
% of Partners' Capital (Net Asset Value)					0.40%
% Yield					0.51%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Pharmaceutical | 0.62% Sanofi Due 2014-03-28
Schedule of Investments [Line Items]
Face Value					210,000
Fair Value					210,799
% of Partners' Capital (Net Asset Value)					0.42%
% Yield					0.62%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Pharmaceutical | 1.03% Takeda Pharmaceutical Co Ltd Due 2015-03-17
Schedule of Investments [Line Items]
Face Value					500,000
Fair Value					503,456
% of Partners' Capital (Net Asset Value)					1.02%
% Yield					1.03%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Telecommunications | 3.73% Telefonica Emisiones, S.A.U. Due 2015-04-27 [Member]
Schedule of Investments [Line Items]
Face Value	150,000
Fair Value	154,698
% of Partners' Capital (Net Asset Value)	0.61%
% Yield	3.73%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Transportation | 0.94% Kansas City Southern de Mexico, SA Due 2016-10-28 [Member]
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	201,598
% of Partners' Capital (Net Asset Value)	0.80%
% Yield	0.94%	[1]
Corporate Notes [Member] | Foreign Corporate Notes | Multi-national | 0.33% International Finance Corporation Due 2013-08-01
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					200,456
% of Partners' Capital (Net Asset Value)					0.40%
% Yield					0.33%	[1]
Total Securities
Schedule of Investments [Line Items]
Fair Value	14,336,905		18,124,799		25,671,557
% of Partners' Capital (Net Asset Value)	54.95%		54.01%		51.34%
Investment Owned, at Cost	13,907,954		$ 18,184,773		$ 25,755,951

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.
[2]	See the condensed schedule of investments for further description.